TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2024
TAXES ON INCOME
Schedule of components of deferred income taxes:

	December 31,
	2024	2023
Deferred tax assets:
Research and development costs	$3,107	$333
Depreciation and amortization	537	534
Employees and other accruals	1,863	1,989
Operating lease liabilities	5,347	2,870
Share-based compensation	4,718	2,922
Net operating losses	1,616	1,958
Deferred tax assets	17,188	10,606
Valuation allowance	(839)	(861)
Net deferred tax assets	16,349	9,745
Deferred tax liabilities:
Property and equipment	(292)	(281)
Marketable securities	(110)	(198)
Operating lease right-of-use assets	(5,445)	(3,100)
Intangible assets	(3,112)	(3,698)
Total deferred tax liabilities	(8,959)	(7,277)
Total deferred tax assets, net	$7,390	$2,468

Schedule of effective tax rate reconciliation

	Year ended
	December 31,
	2024	2023	2022
Income before taxes on income, as reported in the consolidated statements of income	$127,906	$78,601	$28,912
Statutory tax rate in Israel	23%	23%	23%
Theoretical taxes on income	$29,418	$18,078	$6,650
Stock-based compensation	(2,627)	—	—
Foreign currency measurement differences (*)	—	—	662
Preferred Technological Enterprise tax (**)	(10,403)	(5,695)	(1,996)
Subsidiaries taxed at different tax rate	145	(74)	418
Non-deductible expenses	2,440	5,871	732
Uncertain tax positions	7,820	2,015	858
Other	(378)	(128)	(140)
Actual tax expenses	$26,415	$20,067	$7,184
(*)

Results for tax purposes are measured under the “Measurement of results for tax purposes under the Income Tax (Inflationary Adjustments) Law, 1985”, in terms of earnings in NIS. As explained in Note 2c, the financial statements are measured in U.S. dollars. The difference between the annual changes in the NIS/dollar exchange rate causes a difference between taxable income and the income before taxes shown in the financial statements. In accordance with ASC 740-10-25-3(F), the Company has not provided deferred income taxes in respect of the difference between the functional currency and the tax bases of assets and liabilities.

		Year ended December 31,
		2024	2023	2022
(**)	Basic earnings per share amounts of the benefit resulting from the Technological Preferred or Preferred Enterprise status, adjusted for the issuance of bonus shares as described in Note 13	$0.18	$0.10	$0.04
	Diluted earnings per share amounts of the benefit resulting from the Technological Preferred or Preferred Enterprise status, adjusted for the issuance of bonus shares as described in Note 13	$0.17	$0.10	$0.04

Schedule of income before taxes on income

	Year ended
	December 31,
	2024	2023	2022
Domestic (Israel)	$107,385	$63,895	$22,205
Foreign	20,521	14,706	6,707
Total	$127,906	$78,601	$28,912

Schedule of actual tax expenses

	Year ended
	December 31,
	2024	2023	2022
Current:
Domestic (Israel)	$26,016	$12,672	$4,528
Foreign	4,749	8,651	4,171
Total current income tax expense	$30,765	$21,323	$8,699
Deferred:
Domestic	(2,883)	391	(181)
Foreign	(1,467)	(1,647)	(1,334)
Total deferred income tax expense	(4,350)	(1,256)	(1,515)
Total taxes on income	$26,415	$20,067	$7,184

Schedule of unrecognized tax benefits

	2024	2023
Uncertain tax positions, beginning of year	$4,228	$1,782
Decrease related to previous years’ tax positions	(41)	(385)
Increases in tax positions for current year	8,332	2,831
Uncertain tax positions, end of year	$12,519	$4,228